Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 48,613	$ 226,985	$ 2,066,793
Note receivable, related party, net of allowance
Investment in debt securities			2,120,082
Accounts receivable – net	1,533,924	1,192,340	766,692
Inventory	153,964	134,057	151,248
Prepaids and other	508,198	220,909	329,351
Total Current Assets	2,244,699	1,774,291	5,434,166
Vehicle – net	3,045,332	3,310,187	4,589,159
Intangible assets - net	5,388,333
Deposits	49,063	49,063	52,737
Total Assets	5,846,645	5,717,332	10,597,844
Current Liabilities
Line of credit			1,000,000
Total Current Liabilities	8,587,873	6,984,960	3,298,009
Long Term Liabilities
Notes payable- net	353,558	353,490	1,198,380
Total Long Term Liabilities	570,873	638,578	1,514,388
Total Liabilities	9,158,746	7,623,538	4,812,397
Commitments and Contingencies (Note 4)
Stockholders’ Equity (Deficit)
Series X, preferred stock - $0.00001 par value; 50,000,000 shares authorized; 1 and 0 shares issued and outstanding, respectively
Common stock, par value $0.001: authorized 100,000 shares, 100,000 issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	470	451	334
Common stock issuable	26	26
Additional paid-in capital	43,903,575	43,410,367	40,674,864
Accumulated (deficit) earnings	(47,216,172)	(45,317,050)	(34,845,161)
Accumulated other comprehensive loss			(44,590)
Total Stockholders’ Equity (Deficit)	(3,312,101)	(1,906,206)	5,785,447
Total Liabilities and Stockholders’ Equity (Deficit)	5,846,645	5,717,332	10,597,844
Next NRG Holding Corp [Member]
Current Assets
Cash and cash equivalents	39,726	544,276	1,457
Escrow deposit		250,000
Note receivable, related party, net of allowance		2,582,675	72,191
Marketable securities - related party	326,135
Total Current Assets	4,682,091	3,376,951	73,648
Vehicle – net	73,944	78,742
Intangible assets - net	5,388,333
Total Assets	10,144,368	3,455,693	73,648
Current Liabilities
Total Current Liabilities	10,855,587	3,942,091	38,566
Long Term Liabilities
Total Liabilities	10,855,587	3,942,091	38,566
Commitments and Contingencies (Note 4)
Stockholders’ Equity (Deficit)
Common stock, par value $0.001: authorized 100,000 shares, 100,000 issued and outstanding as of December 31, 2023 and December 31, 2022, respectively		100	100
Additional paid-in capital		77,521	2,962
Accumulated (deficit) earnings	(979,895)	(564,019)	32,020
Total Stockholders’ Equity (Deficit)	(711,219)	(486,398)	35,082
Total Liabilities and Stockholders’ Equity (Deficit)	10,144,368	3,455,693	73,648
Next NRG Holding Corp [Member] | Series X Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Series X, preferred stock - $0.00001 par value; 50,000,000 shares authorized; 1 and 0 shares issued and outstanding, respectively
Next NRG Holding Corp [Member] | Common Class A [Member]
Stockholders’ Equity (Deficit)
Common stock, par value $0.001: authorized 100,000 shares, 100,000 issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	150	150
Additional paid-in capital	268,426	77,371
Next NRG Holding Corp [Member] | Common Class B [Member]
Stockholders’ Equity (Deficit)
Common stock, par value $0.001: authorized 100,000 shares, 100,000 issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	100	100
Related Party [Member]
Current Assets
Operating lease - right-of-use asset	268,009	286,397
Current Liabilities
Accounts payable and accrued expenses	137,211	72,428
Notes payable – related party	6,237,234	4,802,115
Operating lease liability	73,595	72,034
Long Term Liabilities
Operating lease liability	196,968	215,960
Stockholders’ Equity (Deficit)
Total Stockholders’ Equity (Deficit)	0
Related Party [Member] | Next NRG Holding Corp [Member]
Current Assets
Note receivable, related party, net of allowance	4,316,230	2,582,675	72,191
Marketable securities - related party	326,135
Current Liabilities
Accounts payable and accrued expenses	235,717
Notes payable – related party	5,234,650	3,869,650	34,650
Nonrelated Party [Member]
Current Assets
Operating lease - right-of-use asset	239,542	297,394	521,782
Current Liabilities
Accounts payable and accrued expenses	1,219,180	845,275	1,256,479
Notes payable – related party	673,773	946,228	811,516
Operating lease liability	246,880	246,880	230,014
Long Term Liabilities
Operating lease liability	20,347	69,128	316,008
Nonrelated Party [Member] | Next NRG Holding Corp [Member]
Current Liabilities
Accounts payable and accrued expenses	78,077	72,441	$ 3,916
Notes payable – related party	$ 5,307,143